Investment Securities (Details 4) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Fair Value
Less than 12 Months	$ 431	$ 0	$ 904
12 Months or More	0	0	0
Total	431	0	904
Unrealized Loss
Less than 12 Months	3	0	4
12 Months or More	0	0	0
Total	3	0	4
Obligations of states and political subdivisions
Fair Value
Less than 12 Months	0	0	904
12 Months or More	0	0	0
Total	0	0	904
Unrealized Loss
Less than 12 Months	0	0	4
12 Months or More	0	0	0
Total	0	0	4
Mortgage-backed securities
Fair Value
Less than 12 Months	431	0	0
12 Months or More	0	0	0
Total	431	0	0
Unrealized Loss
Less than 12 Months	3	0	0
12 Months or More	0	0	0
Total	$ 3	$ 0	$ 0